Property, Plant and Equipment: (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost: Machinery and equipment	$ 18,985,828	$ 18,985,828
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	18,985,828	18,985,828
Cost: Furniture and office equipment	526,363	517,235
Accumulated Depreciation: Furniture and office equipment	(485,409)	(463,066)
Net: Furniture and office equipment	40,954	54,169
Cost: Leasehold improvements	41,190	41,190
Accumulated Depreciation: Leasehold improvements	(41,190)	(40,727)
Net: Leasehold improvements		463
Cost: Venezuelan property and equipment	171,445	1,415,972
Accumulated Depreciation: Venezuelan property and equipment	(157,445)	(1,330,806)
Net: Venezuelan property and equipment	14,000	85,166
Cost: Mineral property	150,010
Net: Mineral property	150,010
Total Cost:	19,874,836	20,960,225
Total Accumulated Depreciation:	(684,044)	(1,834,599)
Total Net Property, Plant and Equipment:	$ 19,190,792	$ 19,125,626